Postretirement Benefit and Post Employment Obligations - Summary of Movement in Level 3 Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 3 [Member]
Change in plan assets
Fair value of plan assets at the beginning of the year	$ 7.0
Fair value of plan assets at the end of the year	7.7	$ 7.0
Foreign Pension Plan [Member]
Change in plan assets
Fair value of plan assets at the beginning of the year	7.0
Fair value of plan assets at the end of the year	7.7	7.0
Foreign Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Change in plan assets
Fair value of plan assets at the beginning of the year	7.0	7.5
Realized gains/losses relating to assets sold during the year	0.3	(0.6)
Purchases, sales, issuances, settlement, net	0.4	0.1
Fair value of plan assets at the end of the year	$ 7.7	$ 7.0